IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2021
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes			259 days
Loss trading days	11 days
Positive trading days	83.00%
Bottom of range [member]
MarketRisk [Line Items]
Percentage of P&C deposits in bank's total funding	70.00%		70.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity		$ (1,293)	$ (1,329)	$ (1,368)
Increase (decrease) to economic value of shareholders equity from prior period			36
NII Sensitivity		1,545	1,291	1,857
Increase (decrease) to net interest income from last period			(254)
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity		1,149	1,140	338
Increase (decrease) to economic value of shareholders equity from prior period			(9)
NII Sensitivity		$ (1,574)	(1,431)	$ (1,101)
Increase (decrease) to net interest income from last period			$ (143)